UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04894

Franklin Managed Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Rising
Dividends Fund
A Series of Franklin Managed Trust
September 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended September 30, 2021, the
U.S. economy continued to recover from the COVID-19
pandemic. Growth accelerated in 2021’s first half as
the reopening of businesses, widespread COVID-19
vaccinations and federal assistance programs continued to
boost consumer spending. During the summer, however,
investors became concerned that the swiftly spreading Delta
variant of COVID-19 could hinder the economic recovery.
During the reporting period, the U.S. Federal Reserve, in
its efforts to support U.S. economic activity, held the federal funds rate unchanged at 0.25%, and it continued broad
quantitative easing measures to bolster credit markets.
The Federal Reserve also adjusted its GDP and inflation
projections higher and expected to begin decreasing its
asset purchases later this year, while delaying any interest rate increases until reaching its goal of maximum U.S.
employment.
The 10-year U.S. Treasury yield was 0.69% on September
30, 2020, and it increased to 1.52% by the end of September
2021. In this environment, U.S. stocks, as measured by
the Standard & Poor’s
®
500 Index, posted a +30.00% total
return.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management. We continue to focus on
what we consider high-quality, resilient business models with attractive cash flow generation capabilities.
The enclosed annual report for Franklin Rising Dividends
Fund includes more detail about prevailing conditions during the period and a discussion about investment decisions. We
encourage you to discuss your investment goals with your
financial professional, who can review your overall portfolio, reassess your goals and help you stay focused on the long
term. Please remember all securities markets fluctuate, as
do mutual fund prices.
We are grateful for the trust you have placed in Franklin
Rising Dividends Fund and look forward to continuing to
serve your investment needs.
Sincerely,
Nicholas Getaz, CFA
®
Senior Vice President
Portfolio Manager
Franklin Managed Trust
Matthew D. Quinlan
Senior Vice President
Portfolio Manager
Franklin Managed Trust
This letter reflects our analysis and opinions as of
September 30, 2021, unless otherwise indicated. The
information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report

Contents
Annual Report
Franklin Rising Dividends Fund 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 18
Notes to Financial Statements 22
Report of Independent Registered
Public Accounting Firm 30
Tax Information 31
Board Members and Officers 32
Shareholder Information 37
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin Rising Dividends Fund
This annual report for Franklin Rising Dividends Fund covers the fiscal year ended September 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation.
Preservation of capital, while not a goal, is also an important consideration. Under normal market conditions, the Fund
invests at least 80% of its net assets in companies that
have paid consistently rising dividends. The Fund invests
predominantly in equity securities, primarily common stock.
Companies that have paid consistently rising dividends
include those companies that currently pay dividends on
their common stocks and have maintained or increased
their dividend rate during the last four consecutive years.
The Fund may invest up to 25% of its total assets in foreign securities.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a +26.31% cumulative total return. In comparison, the
Fund’s benchmark, the Standard & Poor’s 500 Index (S&P
500
®
), which is a broad measure of U.S. stock performance,
posted a +30.00% cumulative total return.
1
You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
U.S. equities, as measured by the S&P 500, posted a
+30.00% total return for the 12 months ended September
30, 2021.
1
Stocks benefited from the continued economic
recovery, monetary and fiscal stimulus measures,
development of highly effective novel coronavirus
(COVID-19) vaccines, implementation of vaccination
programs and easing pandemic restrictions. As many
businesses reopened, stimulus payments and generally
high household savings contributed to increased consumer
spending. A rebound in corporate earnings and the U.S.
Senate’s passage of a bipartisan infrastructure bill further bolstered investor sentiment, helping equities to reach new
all-time price highs late in the 12-month period.
Gross domestic product growth was robust, as the lifting of
many COVID-19 restrictions and strong consumer spending
continued to support the economy. Both exports and imports
increased significantly in an environment of high business
confidence and recovering industrial production. The
continued growth of the economy led the U.S. to surpass its
pre-pandemic output in 2021’s second quarter.
The inflation rate surged during the 12-month period amid
increased demand and supply-chain bottlenecks, with the
price pressures coming principally from the areas particularly impacted by the shutdown, such as used vehicles, airfares,
semiconductors and energy. Personal consumption
expenditure, a measure of inflation, also rose dramatically
during the period, representing the highest 12-month
increase in decades. The unemployment rate declined from
7.8% in September 2020 to 4.8% in September 2021 as job
openings increased, but a relative lack of available workers fueled wage growth, adding to some investors’ inflation
concerns.
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also maintained
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended U.S. Treasury and mortgage bond purchasing. In
its September 2021 meeting statement, the Fed indicated
that it soon plans to reduce its purchases of U.S. Treasury
and mortgage-backed securities but declined to provide a
timetable. The Fed also maintained that it views inflation as partially transitory, and that further employment progress
was needed before the Fed would consider raising the range
for the federal funds target rate.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Franklin Rising Dividends Fund

franklintempleton.com
Annual Report
Investment Strategy
We base our investment strategy on our belief that
companies with consistently rising dividends should, over
time, also experience stock price appreciation. We select
portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screening
criteria, such as consistent and substantial dividend
increases, reinvested earnings, and long-term debt that is
no more than 50% of total capitalization or senior debt that has been rated investment grade by at least one of the major bond rating organizations. We seek fundamentally sound
companies that meet our standards and attempt to acquire
them at what we believe are attractive prices.
*Categories within the Other category are listed in full in the Fund's Statement of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
During the 12 months under review, holdings that positively
contributed to Fund performance included Microsoft,
Albemarle and Accenture.
Within the information technology sector, software company
Microsoft continued to benefit from work-from-home trends
and its highly profitable cloud business, which drove
strong revenue and net income growth. Bolstered too, by
rising subscription revenues, Microsoft continues to beat
consensus estimates across its cloud, productivity and
personal computing segments. We believe that the trends of
helping business customers move to the cloud and providing
workers with productivity tools should support attractive
growth over the medium to longer term.
Lithium producer Albemarle was also a leading contributor,
benefiting from improving fundamentals in the lithium market, which have been bolstered by accelerating electric vehicle
penetration forecasts. Prices for lithium and lithium-based
chemicals have more than doubled in 2021, and demand is
forecast to rise sharply over the next five years, as battery costs continue to decline.
Shares of Accenture rose sharply during the period, as the
technology consulting and outsourcing company continued
to benefit from rising demand for digital transformation,
posing better-than-expected earnings on strong revenue
growth, margin expansion and new bookings, especially for
consulting services. Accenture also raised guidance amid
elevated, sustained demand for digital, cloud and security
services from businesses looking to improve processes and
efficiency in an ongoing shift to hybrid working models.
In contrast, detractors from Fund performance included Air
Products and Chemicals and McCormick & Co.
Industrial gas supplier Air Products and Chemicals curbed
performance. The supplier of hydrogen and helium struggled
over the period amid lower merchant demand for industrial
gasses in the COVID-19 environment. However, the long-
Portfolio Composition
9/30/21
% of Total
Net Assets
Health Care Equipment & Supplies 13.7%
Chemicals 10.2%
Software 9.1%
Industrial Conglomerates 6.9%
Semiconductors & Semiconductor Equipment 6.8%
IT Services 6.6%
Specialty Retail 3.9%
Aerospace & Defense 3.7%
Machinery 3.5%
Household Products 2.6%
Multiline Retail 2.6%
Pharmaceuticals 2.6%
Health Care Providers & Services 2.5%
Building Products 2.5%
Other* 21.6%
Short-Term Investments & Other Net Assets 1.2%
Top 10 Holdings
9/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Microsoft Corp. 9.1%
Software, United States
Roper Technologies, Inc. 4.4%
Industrial Conglomerates, United States
Accenture plc 4.1%
IT Services, United States
Stryker Corp. 3.7%
Health Care Equipment & Supplies, United
States
Texas Instruments, Inc. 3.5%
Semiconductors & Semiconductor Equipment,
United States
Analog Devices, Inc. 3.3%
Semiconductors & Semiconductor Equipment,
United States
Linde plc 3.2%
Chemicals, United Kingdom
West Pharmaceutical Services, Inc. 2.9%
Health Care Equipment & Supplies, United
States
Medtronic plc 2.7%
Health Care Equipment & Supplies, United
States
Target Corp. 2.6%
Multiline Retail, United States

Franklin Rising Dividends Fund

franklintempleton.com
Annual Report
term growth drivers behind Air Products’ hydrogen and
decarbonization projects remain firmly intact, in our view, and we believe the company has a significant project backlog
and opportunities to reinvest in attractive long-term growth opportunities, including green hydrogen.
Spice maker McCormick’s shares fell during the period
despite strong sales and better-than-expected earnings
growth. Weak gross margins due to input cost inflation and
higher manufacturing costs pressured the shares of the
packaged food specialist. The company has been dealing
with broad-based inflation across various commodities,
packaging materials and transportation costs. We believe
McCormick is one of the biggest long-term beneficiaries
of a more permanent shift to increased cooking at home.
Furthermore, the company’s fundamentals are among the
most robust in the packaged food industry, in our view.
Thank you for your participation in Franklin Rising Dividends
Fund. We look forward to continuing to serve your
investment needs.
Nicholas Getaz, CFA
Matthew Quinlan
Amritha Kasturirangan, CFA
Nayan Sheth, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of September 30, 2021
Franklin Rising Dividends Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year +26.31% +19.35%
5-Year +97.78% +13.33%
10-Year +277.59% +13.56%
Advisor
1-Year +26.62% +26.62%
5-Year +100.29% +14.90%
10-Year +287.25% +14.50%
See page 8 for Performance Summary footnotes.

Franklin Rising Dividends Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/1/11–9/30/21)
Advisor Class
( 10/1/11–9/30/2 1)

Franklin Rising Dividends Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. For stocks paying dividends, dividends are not guaranteed, and can increase, decrease or be totally eliminated without notice. While smaller and midsize compa-
nies may offer substantial opportunities for capital growth, they also involve heightened risks and should be considered speculative. Historically, smaller and midsize-company securities have been more volatile in price than larger company securities, especially over the short term. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/20–9/30/21)
Share Class
Net Investment
Income
A $0.6291
C $0.0483
R $0.4283
R6 $0.8851
Advisor $0.8256
Total Annual Operating Expenses
5
Share Class
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin Rising Dividends Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/21
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,088.70 $4.43 $1,020.82 $4.29 0.85%
C $1,000 $1,084.60 $8.35 $1,017.06 $8.08 1.60%
R $1,000 $1,087.30 $5.74 $1,019.57 $5.55 1.10%
R6 $1,000 $1,090.50 $2.77 $1,022.42 $2.68 0.53%
Advisor $1,000 $1,090.00 $3.13 $1,022.07 $3.03 0.60%

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

f
a
Year Ended September 30,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $72.25 $67.81 $66.02 $58.98 $53.47
Income from investment operations
a
:
Net investment income
b
......................... 0.63 0.69 0.73 0.70 0.69
Net realized and unrealized gains (losses) ........... 18.30 5.84 3.97 8.40 6.75
Total from investment operations .................... 18.93 6.53 4.70 9.10 7.44
Less distributions from:
Net investment income .......................... (0.63) (0.71) (0.75) (0.66) (0.82)
Net realized gains ............................. — (1.38) (2.16) (1.40) (1.11)
Total distributions ............................... (0.63) (2.09) (2.91) (2.06) (1.93)
Net asset value, end of year ....................... $90.55 $72.25 $67.81 $66.02 $58.98
Total return
c
................................... 26.31% 9.97% 7.55% 15.77% 14.36%
Ratios to average net assets
Expenses
d
.................................... 0.85% 0.86% 0.87% 0.87% 0.91%
Net investment income ........................... 0.74% 1.02% 1.16% 1.14% 1.25%
Supplemental data
Net assets, end of year (000’s) ..................... $17,819,162 $14,152,903 $13,214,451 $12,295,189 $11,626,959
Portfolio turnover rate ............................ 5.04% 9.11% 2.65% 1.63% 3.09%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $70.77 $66.43 $64.73 $57.86 $52.50
Income from investment operations
a
:
Net investment income (loss)
b
.................... (—)
c
0.18 0.25 0.24 0.28
Net realized and unrealized gains (losses) ........... 17.95 5.75 3.88 8.25 6.62
Total from investment operations .................... 17.95 5.93 4.13 8.49 6.90
Less distributions from:
Net investment income .......................... (0.05) (0.21) (0.27) (0.22) (0.43)
Net realized gains ............................. — (1.38) (2.16) (1.40) (1.11)
Total distributions ............................... (0.05) (1.59) (2.43) (1.62) (1.54)
Net asset value, end of year ....................... $88.67 $70.77 $66.43 $64.73 $57.86
Total return
d
................................... 25.37% 9.13% 6.75% 14.92% 13.49%
Ratios to average net assets
Expenses
e
.................................... 1.60% 1.61% 1.62% 1.62% 1.66%
Net investment income (loss) ...................... (—)%
f
0.28% 0.41% 0.39% 0.50%
Supplemental data
Net assets, end of year (000’s) ..................... $1,572,738 $1,963,672 $2,375,567 $2,980,374 $2,907,500
Portfolio turnover rate ............................ 5.04% 9.11% 2.65% 1.63% 3.09%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $71.98 $67.56 $65.78 $58.76 $53.28
Income from investment operations
a
:
Net investment income
b
......................... 0.42 0.52 0.57 0.55 0.57
Net realized and unrealized gains (losses) ........... 18.24 5.82 3.96 8.37 6.71
Total from investment operations .................... 18.66 6.34 4.53 8.92 7.28
Less distributions from:
Net investment income .......................... (0.43) (0.54) (0.59) (0.50) (0.69)
Net realized gains ............................. — (1.38) (2.16) (1.40) (1.11)
Total distributions ............................... (0.43) (1.92) (2.75) (1.90) (1.80)
Net asset value, end of year ....................... $90.21 $71.98 $67.56 $65.78 $58.76
Total return .................................... 26.00% 9.67% 7.28% 15.50% 14.07%
Ratios to average net assets
Expenses
c
..................................... 1.10% 1.11% 1.12% 1.12% 1.16%
Net investment income ........................... 0.49% 0.78% 0.91% 0.89% 1.00%
Supplemental data
Net assets, end of year (000’s) ..................... $192,325 $176,413 $194,827 $203,792 $227,179
Portfolio turnover rate ............................ 5.04% 9.11% 2.65% 1.63% 3.09%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $72.21 $67.79 $65.97 $58.97 $53.46
Income from investment operations
a
:
Net investment income
b
......................... 0.90 0.90 0.94 0.83 0.92
Net realized and unrealized gains (losses) ........... 18.29 5.83 3.98 8.47 6.73
Total from investment operations .................... 19.19 6.73 4.92 9.30 7.65
Less distributions from:
Net investment income .......................... (0.89) (0.93) (0.94) (0.90) (1.03)
Net realized gains ............................. — (1.38) (2.16) (1.40) (1.11)
Total distributions ............................... (0.89) (2.31) (3.10) (2.30) (2.14)
Net asset value, end of year ....................... $90.51 $72.21 $67.79 $65.97 $58.97
Total return .................................... 26.72% 10.33% 7.91% 16.18% 14.80%
Ratios to average net assets
Expenses
c
..................................... 0.53% 0.53% 0.53% 0.53% 0.52%
Net investment income ........................... 1.06% 1.35% 1.50% 1.48% 1.64%
Supplemental data
Net assets, end of year (000’s) ..................... $2,510,987 $2,187,987 $1,852,106 $1,743,486 $523,985
Portfolio turnover rate ............................ 5.04% 9.11% 2.65% 1.63% 3.09%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $72.21 $67.78 $65.98 $58.95 $53.45
Income from investment operations
a
:
Net investment income
b
......................... 0.84 0.85 0.89 0.90 0.78
Net realized and unrealized gains (losses) ........... 18.28 5.84 3.97 8.34 6.79
Total from investment operations .................... 19.12 6.69 4.86 9.24 7.57
Less distributions from:
Net investment income .......................... (0.83) (0.88) (0.90) (0.81) (0.96)
Net realized gains ............................. — (1.38) (2.16) (1.40) (1.11)
Total distributions ............................... (0.83) (2.26) (3.06) (2.21) (2.07)
Net asset value, end of year ....................... $90.50 $72.21 $67.78 $65.98 $58.95
Total return .................................... 26.62% 10.25% 7.82% 16.07% 14.65%
Ratios to average net assets
Expenses
c
..................................... 0.60% 0.61% 0.62% 0.62% 0.66%
Net investment income ........................... 0.99% 1.28% 1.41% 1.39% 1.50%
Supplemental data
Net assets, end of year (000’s) ..................... $4,295,258 $3,421,716 $3,282,003 $2,883,129 $3,292,740
Portfolio turnover rate ............................ 5.04% 9.11% 2.65% 1.63% 3.09%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Franklin Managed Trust
Statement of Investments, September 30, 2021
Franklin Rising Dividends Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks 98.8%
Aerospace & Defense 3.7%
General Dynamics Corp. .............................................. 1,687,890 $ 330,877,077
Raytheon Technologies Corp. .......................................... 7,528,428 647,143,671
978,020,748
Air Freight & Logistics 2.0%
United Parcel Service, Inc., B .......................................... 2,917,200 531,222,120
Banks 1.5%
JPMorgan Chase & Co. ............................................... 2,395,300 392,086,657
Beverages 1.6%
PepsiCo, Inc. ...................................................... 2,734,977 411,367,891
Biotechnology 1.1%
AbbVie, Inc. ....................................................... 2,579,200 278,218,304
Building Products 2.5%
Carlisle Cos., Inc. ................................................... 841,829 167,347,187
Johnson Controls International plc ....................................... 7,138,849 486,012,840
653,360,027
Capital Markets 1.3%
Nasdaq, Inc. ....................................................... 1,734,750 334,841,445
Chemicals 10.2%
Air Products and Chemicals, Inc. ........................................ 2,581,158 661,060,375
Albemarle Corp. .................................................... 2,863,800 627,086,286
Ecolab, Inc. ........................................................ 1,858,772 387,777,015
Linde plc .......................................................... 2,876,435 843,888,500
Sherwin-Williams Co. (The) ............................................ 581,600 162,690,968
2,682,503,144
Commercial Services & Supplies 1.8%
Cintas Corp. ....................................................... 1,230,700 468,478,262
Electrical Equipment 0.6%
nVent Electric plc ................................................... 5,068,468 163,863,570
Food & Staples Retailing 1.4%
Walmart, Inc. ...................................................... 2,616,764 364,724,566
Food Products 1.2%
McCormick & Co., Inc. ............................................... 3,968,900 321,599,967
Health Care Equipment & Supplies 13.7%
Abbott Laboratories .................................................. 4,591,900 542,441,147
Becton Dickinson and Co. ............................................. 2,465,856 606,156,722
Medtronic plc ...................................................... 5,669,900 710,721,965
Stryker Corp. ...................................................... 3,698,618 975,399,539
West Pharmaceutical Services, Inc. ...................................... 1,814,600 770,370,284
3,605,089,657
Health Care Providers & Services 2.5%
CVS Health Corp. ................................................... 1,360,400 115,443,544
UnitedHealth Group, Inc. .............................................. 1,409,600 550,787,104
666,230,648
Hotels, Restaurants & Leisure 1.8%
McDonald's Corp. ................................................... 1,927,654 464,776,656
Household Products 2.6%
Colgate-Palmolive Co. ............................................... 3,696,810 279,404,900

Franklin Managed Trust
Statement of Investments
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Household Products (continued)
Procter & Gamble Co. (The) ........................................... 2,995,088 $ 418,713,302
698,118,202
Industrial Conglomerates 6.9%
Honeywell International, Inc. ........................................... 3,137,600 666,049,728
Roper Technologies, Inc. .............................................. 2,605,102 1,162,214,155
1,828,263,883
Insurance 0.6%
Erie Indemnity Co., A ................................................. 961,622 171,572,597
IT Services 6.6%
Accenture plc, A .................................................... 3,395,400 1,086,256,368
Visa, Inc., A ........................................................ 2,978,200 663,394,050
1,749,650,418
Machinery 3.5%
Donaldson Co., Inc. ................................................. 2,780,204 159,611,512
Dover Corp. ....................................................... 2,798,100 435,104,550
Pentair plc ........................................................ 4,473,568 324,915,244
919,631,306
Multiline Retail 2.6%
Target Corp. ....................................................... 3,032,291 693,697,212
Oil, Gas & Consumable Fuels 1.9%
Chevron Corp. ..................................................... 2,284,900 231,803,105
EOG Resources, Inc. ................................................ 1,808,200 145,144,214
Exxon Mobil Corp. ................................................... 2,213,200 130,180,424
507,127,743
Pharmaceuticals 2.6%
Johnson & Johnson ................................................. 2,896,100 467,720,150
Pfizer, Inc. ......................................................... 5,042,600 216,882,226
684,602,376
Road & Rail 1.6%
JB Hunt Transport Services, Inc. ........................................ 664,700 111,151,134
Norfolk Southern Corp. ............................................... 1,358,253 324,962,030
436,113,164
Semiconductors & Semiconductor Equipment 6.8%
Analog Devices, Inc. ................................................. 5,180,919 867,700,314
Texas Instruments, Inc. ............................................... 4,802,800 923,146,188
1,790,846,502
Software 9.1%
Microsoft Corp. ..................................................... 8,513,900 2,400,238,688
Specialty Retail 3.9%
Lowe's Cos., Inc. .................................................... 2,907,800 589,876,308
Ross Stores, Inc. ................................................... 3,983,150 433,565,878
1,023,442,186
Textiles, Apparel & Luxury Goods 2.3%
NIKE, Inc., B ....................................................... 4,249,000 617,082,270

Franklin Managed Trust
Statement of Investments
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Trading Companies & Distributors 0.9%
WW Grainger, Inc. ................................................... 576,000 $ 226,402,560
Total Common Stocks (Cost $9,886,169,924) ....................................
26,063,172,769
a a a a
Short Term Investments 1.3%
a
Money Market Funds 1.3%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 351,254,684 351,254,684
Total Money Market Funds (Cost $351,254,684) .................................
351,254,684
Total Short Term Investments (Cost $351,254,684 ) ...............................
351,254,684
a
Total Investments (Cost $10,237,424,608) 100.1% ...............................
$26,414,427,453
Other Assets, less Liabilities (0.1)% ...........................................
(23,956,073)
Net Assets 100.0% ...........................................................
$26,390,471,380
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Managed Trust
Financial Statements
Statement of Assets and Liabilities
September 30, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Rising
Dividends Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $9,886,169,924
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 351,254,684
Value - Unaffiliated issuers .................................................................. $26,063,172,769
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 351,254,684
Receivables:
Capital shares sold ........................................................................ 30,185,793
Dividends ............................................................................... 15,776,511
Total assets .......................................................................... 26,460,389,757
Liabilities:
Payables:
Investment securities purchased .............................................................. 14,567,635
Capital shares redeemed ................................................................... 33,266,977
Management fees ......................................................................... 11,089,538
Distribution fees .......................................................................... 5,292,933
Transfer agent fees ........................................................................ 3,263,879
Accrued expenses and other liabilities ........................................................... 2,437,415
Total liabilities ......................................................................... 69,918,377
Net assets, at value ................................................................. $26,390,471,380
Net assets consist of:
Paid-in capital ............................................................................. $9,263,177,630
Total distributable earnings (losses) ............................................................. 17,127,293,750
Net assets, at value ................................................................. $26,390,471,380

Franklin Managed Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Rising
Dividends Fund
Class A:
Net assets, at value ....................................................................... $17,819,162,384
Shares outstanding ........................................................................ 196,780,105
Net asset value per share
a
.................................................................. $90.55
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $95.82
Class C:
Net assets, at value ....................................................................... $1,572,738,185
Shares outstanding ........................................................................ 17,737,181
Net asset value and maximum offering price per share
a
............................................. $88.67
Class R:
Net assets, at value ....................................................................... $192,325,305
Shares outstanding ........................................................................ 2,132,089
Net asset value and maximum offering price per share ............................................. $90.21
Class R6:
Net assets, at value ....................................................................... $2,510,987,079
Shares outstanding ........................................................................ 27,743,970
Net asset value and maximum offering price per share ............................................. $90.51
Advisor Class:
Net assets, at value ....................................................................... $4,295,258,427
Shares outstanding ........................................................................ 47,459,431
Net asset value and maximum offering price per share ............................................. $90.50
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Managed Trust
Financial Statements
Statement of Operations
for the year ended September 30, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Rising
Dividends Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $402,000,862
Non-controlled affiliates (Note 3 f ) ............................................................. 18,200
Total investment income ................................................................... 402,019,062
Expenses:
Management fees (Note 3 a ) ................................................................... 124,133,929
Distribution fees: (Note 3c )
    Class A ................................................................................ 41,498,168
    Class C ................................................................................ 20,014,964
    Class R ................................................................................ 949,512
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 16,023,302
    Class C ................................................................................ 1,937,956
    Class R ................................................................................ 184,382
    Class R6 ............................................................................... 639,468
    Advisor Class ............................................................................ 3,874,296
Custodian fees (Note 4 ) ...................................................................... 138,486
Reports to shareholders fees .................................................................. 2,038,499
Registration and filing fees .................................................................... 471,596
Professional fees ........................................................................... 161,101
Trustees' fees and expenses .................................................................. 218,417
Other .................................................................................... 407,754
Total expenses ......................................................................... 212,691,830
Expense reductions (Note 4 ) ............................................................... (393)
Expenses waived/paid by affiliates (Note 3f) .................................................... (236,611)
Net expenses ......................................................................... 212,454,826
Net investment income ................................................................ 189,564,236
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 1,138,367,633
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 4,372,822,985
Net realized and unrealized gain (loss) ............................................................ 5,511,190,618
Net increase (decrease) in net assets resulting from operations .......................................... $5,700,754,854

Franklin Managed Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Rising Dividends Fund
Year Ended
September 30, 2021
Year Ended
September 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $189,564,236 $211,894,800
Net realized gain (loss) ................................................. 1,138,367,633 (98,533,233)
Net change in unrealized appreciation (depreciation) ........................... 4,372,822,985 1,842,723,583
Net increase (decrease) in net assets resulting from operations ................ 5,700,754,854 1,956,085,150
Distributions to shareholders:
Class A ............................................................. (123,233,405) (409,799,886)
Class C ............................................................. (1,284,451) (55,775,600)
Class R ............................................................. (991,909) (5,355,753)
Class R6 ............................................................ (25,572,427) (65,730,613)
Advisor Class ........................................................ (39,180,394) (110,190,277)
Total distributions to shareholders .......................................... (190,262,586) (646,852,129)
Capital share transactions: (Note 2 )
Class A ............................................................. 89,855,692 96,218,170
Class C ............................................................. (876,042,373) (528,229,462)
Class R ............................................................. (26,206,045) (28,110,128)
Class R6 ............................................................ (214,085,064) 192,223,599
Advisor Class ........................................................ 3,765,501 (57,598,472)
Total capital share transactions ............................................ (1,022,712,289) (325,496,293)
Net increase (decrease) in net assets ................................... 4,487,779,979 983,736,728
Net assets:
Beginning of year ....................................................... 21,902,691,401 20,918,954,673
End of year ........................................................... $26,390,471,380 $21,902,691,401

Franklin Managed Trust
Notes to Financial Statements
Franklin Rising Dividends Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Managed Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin Rising Dividends Fund (Fund) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP). The
Fund offers five classes of shares: Class A, Class C, Class
R, Class R6 and Advisor Class. Effective August 2, 2021,
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A
shares after a 10 year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.

Franklin Managed Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Rising Dividends Fund
(continued)
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)

Franklin Managed Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Rising Dividends Fund
(continued)
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
September 30, 2021
Year Ended
September 30, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 28,001,792 $2,396,387,733 29,476,628 $1,950,329,990
Shares issued in reinvestment of distributions .......... 1,441,252 116,227,174 5,958,983 391,355,202
Shares redeemed ............................... (28,548,476) (2,422,759,215) (34,413,328) (2,245,467,022)
Net increase (decrease) .......................... 894,568 $89,855,692 1,022,283 $96,218,170
Class C Shares:
Shares sold ................................... 2,974,475 $244,357,815 3,702,418 $239,871,038
Shares issued in reinvestment of distributions .......... 16,473 1,262,551 791,717 51,866,862
Shares redeemed
a
.............................. (13,002,051) (1,121,662,739) (12,505,119) (819,967,362)
Net increase (decrease) .......................... (10,011,103) $(876,042,373) (8,010,984) $(528,229,462)
Class R Shares:
Shares sold ................................... 374,978 $31,487,969 497,436 $32,467,963
Shares issued in reinvestment of distributions .......... 12,304 983,014 78,611 5,173,840
Shares redeemed ............................... (705,900) (58,677,028) (1,009,111) (65,751,931)
Net increase (decrease) .......................... (318,618) $(26,206,045) (433,064) $(28,110,128)
Class R6 Shares:
Shares sold ................................... 7,140,675 $597,589,317 7,953,257 $521,035,406
Shares issued in reinvestment of distributions .......... 301,474 24,224,113 953,528 62,134,829
Shares redeemed ............................... (9,998,994) (835,898,494) (5,928,271) (390,946,636)
Net increase (decrease) .......................... (2,556,845) $(214,085,064) 2,978,514 $192,223,599
Advisor Class Shares:
Shares sold ................................... 11,564,561 $1,007,087,021 10,648,401 $701,650,932
Shares issued in reinvestment of distributions .......... 446,158 36,019,890 1,525,921 99,724,696
Shares redeemed ............................... (11,939,421) (1,039,341,410) (13,207,553) (858,974,100)
Net increase (decrease) .......................... 71,298 $3,765,501 (1,033,231) $(57,598,472)
1. Organization and Significant Accounting Policies
(continued)

Franklin Managed Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Rising Dividends Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the year ended September 30, 2021, the gross effective investment management fee rate was 0.491% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% Over $5 billion, up to and including $10 billion
0.480% Over $10 billion, up to and including $20 billion
0.470% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin Managed Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Rising Dividends Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended September 30, 2021, the Fund paid transfer agent fees of $22,659,404, of which $8,933,238 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended September 30, 2021, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $2,331,032
CDSC retained .............................................................................. $123,155
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $274,357,053 $1,204,492,947 $(1,127,595,316) $— $— $351,254,684 351,254,684 $18,200
Total Affiliated Securities ... $274,357,053 $1,204,492,947 $(1,127,595,316) $— $— $351,254,684 $18,200
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Managed Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Rising Dividends Fund
(continued)
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended September 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended September 30, 2021 and 2020, was as follows:
At September 30, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2021, aggregated
$1,244,959,335, and $2,303,552,903, respectively.
2021 2020
Distributions paid from:
Ordinary income .......................................................... $190,262,586 $222,354,834
Long term capital gain ...................................................... — 424,497,295
$190,262,586 $646,852,129
Cost of investments .......................................................................... $10,274,613,564
Unrealized appreciation ........................................................................ $16,260,118,158
Unrealized depreciation ........................................................................ (120,304,269)
Net unrealized appreciation (depreciation) .......................................................... $16,139,813,889
Distributable earnings:
Undistributed ordinary income ................................................................... $26,373,045
Undistributed long term capital gains .............................................................. $961,106,812
Total distributable earnings ..................................................................... $987,479,857
3. Transactions with Affiliates
(continued)

Franklin Managed Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Rising Dividends Fund
(continued)
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended September 30, 2021, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At September 30, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Franklin Managed Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Rising Dividends Fund
(continued)
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Managed Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Managed Trust and Shareholders of Franklin Rising Dividends Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Rising Dividends Fund (the "Fund") as of September 30, 2021, the related statement of operations for the year ended
September 30, 2021, the statement of changes in net assets for each of the two years in the period ended September 30,
2021, including the related notes, and the financial highlights for each of the five years in the period ended September 30,
2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2021 and the financial highlights for each of the five years in the period ended September 30, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
November 16, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Managed Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin Rising Dividends Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2021:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends §852(b)(3)(C) $33,166,483
Dividends Received Deduction (DRD) §854(b)(1)(A) $346,537,966
Qualified Dividend Income (QDI) §854(b)(1)(B) $401,900,779

Franklin Managed Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 2017 122 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 104 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2017 123 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Managed Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2017
and Lead Independent
Trustee since 2019
123 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2017 123 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2017 123 Formerly, Graham Holdings
Company (education and media
organization) (2011-May 2021);
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Managed Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 104 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration
and production of oil and gas)
(2018-January 2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2015 134 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2017 and Vice
President since
1991
123 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of 39 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin Managed Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Global Compliance, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co. or
its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of 41 of the investment companies in
Franklin Templeton
Michael P. McCarthy (1969) President and
Chief Executive
Officer –
Investment
Management
Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President and Chief Investment Officer, Franklin Adviser, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC
and officer of one of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Managed Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2017. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Jeffrey W. White (1971) Interim Chief
Financial Officer,
Chief Accounting
Officer and
Treasurer
Since October 2021 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director, Fund Administration & Reporting; officer of 24 of the investment companies in Franklin Templeton; and formerly , Manager, Fund
Administration & Reporting (2009-2017).
Interested Board Members and Officers
(continued)

Franklin Managed Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Review of Investment Management
Agreements
FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund
(Fund)
At a meeting held on April 20, 2021 (Meeting), the Board
of Trustees (Board) of Franklin Managed Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust,
on behalf of the Fund (Management Agreement) for an
additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,

Franklin Managed Trust
Shareholder Information

franklintempleton.com
Annual Report
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance
results of the Fund over various time periods ended January
31, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional large-cap core funds. The
Board noted that the Fund’s annualized total return for the
one-, three- and 10-year periods was below the median
of its Performance Universe, but for the five-year period
was above the median of its Performance Universe. The
Board discussed this performance with management and
management explained that the Fund performed relatively
in line with its peers for the one-, three- and five-year
periods, noting that the Fund only slightly underperformed
the median of its Performance Universe for the three-year
(-0.13%) and 10-year (-0.18%) periods. Management also
explained that the Fund’s principal investment strategy
includes policies to invest at least 80% of its net assets
in investments of companies that have paid consistently
rising dividends and to invest at least 65% of its net assets in securities of companies that have met certain criteria,
including, among others, with respect to dividends and
reinvested earnings. Management further explained that
the Fund’s underperformance versus its benchmark was
primarily due to the Fund’s underweight (in comparison to its benchmark) in high growth technology and communication
services companies which did not meet the Fund’s dividend
growth criteria until the third quarter of 2020. In addition, management reviewed with the Board the enhancements
to the Fund’s investment processes in an effort to improve
performance, which included making specific portfolio
holding changes in light of the current market environment.
The Board noted that the Fund’s performance, while below
median for each of the one-year, three-year and 10-year
periods, exceeded 12.2%. The Board concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A
shares for the Fund and for each of the other funds in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and
10 other large-cap core funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were below the medians of its Expense Group. The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided

Franklin Managed Trust
Shareholder Information

franklintempleton.com
Annual Report
by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)

Franklin Managed Trust
Shareholder Information

franklintempleton.com
Annual Report
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, each
Fund's financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

158 A 11/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Rising Dividends Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $88,351 for the fiscal year ended September 30, 2021 and $108,828 for the fiscal year ended September 30, 2020.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $3,133 for the fiscal year ended September 30, 2021 and $3,133 for the fiscal year ended September 30, 2020.  The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $16,820 for the fiscal year ended September 30, 2021 and $0 for the fiscal year ended September 30, 2020. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and professional fees in connection with SOC 1 Reports.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $37,812 for the fiscal year ended September 30, 2021 and $83,036 for the fiscal year ended September 30, 2020. The services for which these fees were paid included valuation services related to fair value engagement, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, benchmarking services in connection with the ICI TA Survey and assets under management certification, professional fees in connection with SOC 1 Reports, and professional fees in connection with determining the feasibility of a U.S. direct lending structure.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $57,765 for the fiscal year ended September 30, 2021 and $86,169 for the fiscal year ended September 30, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.                    N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.                   N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b) Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.
N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
MANAGED TRUST

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date November
29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date November
29, 2021

By S\Jeffrey W. White________________________

Jeffrey W. White
     Interim Chief Financial Officer, Chief Accounting Officer and Treasurer
Date November
29, 2021